Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.80%
Innovator Equity Defined Protection ETF™ - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Innovator Equity Defined Protection ETF™ - 1 Yr October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $612.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)